LOSS PER SHARE (Details Narrative) - shares	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Unvested [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive loss per share	1,268,328
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive loss per share	21,195	44,031
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive loss per share	2,588,230	302,685
Earnout Shares Rights [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive loss per share	200,000	200,000